Contingent Payments - Summary of Contingent Payment (Detail) - Sunrise Oil Sands Partnership - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Contingent Payments, Beginning of Year	$ 164	$ 419
Liabilities Settled or Payable	(194)	(314)
Re-measurement	30	59
Contingent Payments, End of Year	$ 0	$ 164